BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts	$ 12,052	$ 10,742	$ 742
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	13,848,630	13,848,630	11,627,949
Common stock, shares outstanding	13,848,630	13,848,630	11,627,949
Preferred stock, shares issued	5,641,002
Preferred stock, shares outstanding	5,641,002
Intellectual Property [Member]
Finite-lived intangible assets, accumulated amortization	$ 300	$ 300	$ 300
Series A Preferred Stock [Member]
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000	10,000,000	1,000
Preferred stock, shares issued	1,000	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000	1,000
Series B Preferred Stock [Member]
Preferred stock, par value per share	$ 0.075	$ 0.075	$ 0.075
Preferred stock, shares authorized	3,466,668	3,466,668	3,466,668
Preferred stock, shares issued	2,133,334	2,133,334	3,466,668
Preferred stock, shares outstanding	2,133,334	2,133,334	3,466,668
Series C Preferred Stock [Member]
Preferred stock, par value per share	$ 0.075	$ 0.075	$ 0.075
Preferred stock, shares authorized	866,668	866,668	866,668
Preferred stock, shares issued	866,668	866,668	866,668
Preferred stock, shares outstanding	866,668	866,668	866,668
Series D Preferred Stock [Member]
Preferred stock, par value per share	$ 0.25	$ 0.25	$ 25
Preferred stock, shares authorized	1,200,000	1,200,000	1,200,000
Preferred stock, shares issued	1,200,000	1,200,000	1,200,000
Preferred stock, shares outstanding	1,200,000	1,200,000	1,200,000
Series E Preferred Stock [Member]
Preferred stock, par value per share	$ 0.667	$ 0.667	$ 0.667
Preferred stock, shares authorized	1,440,000	1,440,000	1,440,000
Preferred stock, shares issued	1,440,000	1,440,000	0
Preferred stock, shares outstanding	1,440,000	1,440,000	0